UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2005

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Haven Capital Management LLC
Address: 655 Third Avenue
         New York, NY  10017

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY          04/21/2005
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-________________            ___________________________
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  100

Form 13F Information Table Value Total:  $205,820 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

__     28-_________________          _______________________________

     [Repeat as necessary.]

FORM 13F INFORMATION TABLE

REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                           TITLE OF                 VALUE     SHARES/    SH/   PUT/   INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP   (x$1000)   PRN AMT    PRN   CALL   DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------   --------      --------- --------   -------    ---   ----   -------  ----------  ----  ------ ----------
AGILENT TECHNOLOGIES INC    COMMON       00846u101     1,872      84325   SH            SOLE                 0      0       84325
ABBOTT LABS                 COMMON         2824100     3,589      76990   SH            SOLE                 0      0       76990
AUTO DATA PROCESSING        COMMON        53015103       299       6650   SH            SOLE                 0      0        6650
ALLMERICA FINL CORP         COMMON        19754100     1,851      51494   SH            SOLE                 0      0       51494
AMERICAN INTL GROUP INC     COMMON         2687410     1,558      28113   SH            SOLE                 0      0       28113
AIRSPAN NETWORKS            COMMON       00950H102        56      10889   SH            SOLE                 0      0       10889
AMGEN                       COMMON        31162100       569       9774   SH            SOLE                 0      0        9774
ANDREW CORP                 COMMON        34425108     1,597     136400   SH            SOLE                 0      0      136400
ASIA PACIFIC FUND           COMMON        44901106       350      23922   SH            SOLE                 0      0       23922
AVERY DENNISON CORP         COMMON        53611109     1,712      27650   SH            SOLE                 0      0       27650
BECTON DICKINSON & CO       COMMON        75887109     2,760      47250   SH            SOLE                 0      0       47250
TD BANKNORTH                COMMON       87235A101       623      19943   SH            SOLE                 0      0       19943
BELLSOUTH CORP              COMMON        79860102     1,397      53157   SH            SOLE                 0      0       53157
BP PLC ADR                  ADR           55622104       334       5350   SH            SOLE                 0      0        5350
ANHEUSER BUSCH COS INC      COMMON        35229103     2,118      44700   SH            SOLE                 0      0       44700
CITIGROUP INC               COMMON        17296710       630      14020   SH            SOLE                 0      0       14020
COLGATE-PALMOLIVE CO        COMMON        19416210       334       6400   SH            SOLE                 0      0        6400
COMCAST CORP                COMMON        20030N20     4,906     146700   SH            SOLE                 0      0      146700
COSTCO WHOLESALE            COMMON       22160K105       364       8250   SH            SOLE                 0      0        8250
CROSS TIMBERS RTY TR        TR UNIT      22757R109       274       7000   SH            SOLE                 0      0        7000
COMPUTER SCIENCES CORP      COMMON       205363104      2149      46875   SH            SOLE                 0      0       46875
CISCO SYS INC               COMMON        17275R10      3419     191098   SH            SOLE                 0      0      191098
CHEVRONTEXACO CORP          COMMON       166764100       350       6000   SH            SOLE                 0      0        6000
DIEBOLD INC                 COMMON       253651103      5517     100590   SH            SOLE                 0      0      100590
DELL COMPUTER CORP          COMMON       247025109       213       5545   SH            SOLE                 0      0        5545
DANAHER CORP DEL            COMMON       235851102       410       7674   SH            SOLE                 0      0        7674
DOLLAR TREE STORES          COMMON       256747106      1458      50750   SH            SOLE                 0      0       50750
DOVER CORP                  COMMON       260003108      2568      67950   SH            SOLE                 0      0       67950
AMDOCS                      ORD          G02602103      5133     180750   SH            SOLE                 0      0      180750
DEVON ENERGY CORP NEW       COMMON       25179M103      4118      86236   SH            SOLE                 0      0       86236
ENGELHARD CORP              COMMON       292845104      3745     124725   SH            SOLE                 0      0      124725
E M C CORP MASS             COMMON       268648102      3743     303820   SH            SOLE                 0      0      303820
EQUITY OFFICE PRODS         COMMON       294741103       476      15803   SH            SOLE                 0      0       15803
FIRST FINL HLDGS INC        COMMON       320239106       278      10000   SH            SOLE                 0      0       10000
FLOUR CORP NEW              COMMON       343412102      4389      79175   SH            SOLE                 0      0       79175
GENERAL ELEC CO             COMMON       369604103      4903     135960   SH            SOLE                 0      0      135960
GENERAL GROWTH PPTYS INC    COMMON       370021107      4052     118825   SH            SOLE                 0      0      118825
GENVEC INC                  COMMON       37246C109        20      11367   SH            SOLE                 0      0       11367
HOME DEPOT INC              COMMON        43707610      4604     120400   SH            SOLE                 0      0      120400
HARTE-HANKS                 COMMON       416196103       596      21615   SH            SOLE                 0      0       21615
HARTFORD FINL SVCS GRP      COMMON       416515104      1600      23330   SH            SOLE                 0      0       23330
HEWLETT PACKARD CO          COMMON       428236103      2029      92500   SH            SOLE                 0      0       92500
INTL BUSINESS MACHINES      COMMON       459200101      2390      26159   SH            SOLE                 0      0       26159
INTEL CORP                  COMMON       458140100       500      21535   SH            SOLE                 0      0       21535
INGERSOLL RAND CO           COMMON       G4776G101      2816      35350   SH            SOLE                 0      0       35350
JOHNSON & JOHNSON           CLASS A      478160104      2035      30300   SH            SOLE                 0      0       30300
J P MORGAN CHASE & CO       COMMON       46625H100      1221      35290   SH            SOLE                 0      0       35290
KING PHARMACEUTICALS        COMMON       495582108      1377     165750   SH            SOLE                 0      0      165750
KIMBERLY CLARK CORP         COMMON       494368103      4882      74273   SH            SOLE                 0      0       74273
KERR MCGEE CORP             COMMON       492386107      1151      14700   SH            SOLE                 0      0       14700
KYOCERA CORP                COMMON         6499260       214       3000   SH            SOLE                 0      0        3000
LEGGETT & PLATT INC         COMMON       524660107      4152     143770   SH            SOLE                 0      0      143770
LABORATORY CORP AMER HLD    COMMON       50540r409      5686     117973   SH            SOLE                 0      0      117973
LILLY ELI & CO              COMMON       532457108      1336      25643   SH            SOLE                 0      0       25643
MASCO CORP                  COMMON       574599106      3881     111930   SH            SOLE                 0      0      111930
MARSHALL ILSLEY             COMMON       571834100      1694      40575   SH            SOLE                 0      0       40575
3M CO                       COMMON       88579Y101      2264      26415   SH            SOLE                 0      0       26415
MOLEX INC CL A              NON VTG      608554200       401      16974   SH            SOLE                 0      0       16974
MERCK & CO INC              COMMON       589331107      1937      59850   SH            SOLE                 0      0       59850
MICROSOFT CORP              COMMON        59491810      2537     104985   SH            SOLE                 0      0      104985
MURPHY OIL CORP             COMMON       626717102      1195      12100   SH            SOLE                 0      0       12100
MEADWESTVACO CORP           COMMON       583334107      4437     139440   SH            SOLE                 0      0      139440
NOBLE ENERGY                COMMON       655044105      1833      26950   SH            SOLE                 0      0       26950
NABORS INDUSTRIES LTD       COMMON       G6359F103      2593      43850   SH            SOLE                 0      0       43850
NORTH FORK BANCORP          COMMON       659424105      1404      50625   SH            SOLE                 0      0       50625
OPTIMARK TECHNOLOGIES       SER B
                            CV PART P    683990204         2      15000   SH            SOLE                 0      0       15000
PEPSICO INC                 COMMON       713448108       537      10129   SH            SOLE                 0      0       10129
PFIZER INC                  COMMON       717081103      2123      80809   SH            SOLE                 0      0       80809
PRINCIPAL FINL GROUP        COMMON       74251V102      3694      95975   SH            SOLE                 0      0       95975
PROCTOR & GAMBLE CO         COMMON       742718109       302       5700   SH            SOLE                 0      0        5700
PENTAIR INC                 COMMON       709631105      2835      72700   SH            SOLE                 0      0       72700
PLATINUM UNDERWRITER        COMMON       G7127P100      1666      56100   SH            SOLE                 0      0       56100
PRAXAIR INC                 COMMON       74005p104      4986     104170   SH            SOLE                 0      0      104170
PIONEER NATURAL RESOURCES   COMMON       723787107      2965      69400   SH            SOLE                 0      0       69400
ROYAL DUTCH PETE CO         NY REG
                            SHARES       780257804      1537      25600   SH            SOLE                 0      0       25600
M S EASTERN EUROPE FUND     COMMON       616988101       297      10500   SH            SOLE                 0      0       10500
SBC COMMUNICATIONS  INC     COMMON       78387G103      1943      82000   SH            SOLE                 0      0       82000
SCHERING PLOUGH             COMMON       806605101      1015      55900   SH            SOLE                 0      0       55900
SAUER-DANFOSS INC           COMMON       804137107      3699     163450   SH            SOLE                 0      0      163450
SILGAN HOLDINGS INC         COMMON       827048109      2161      33250   SH            SOLE                 0      0       33250
SONOCO PRODUCTS             COMMON       835495102      1830      63428   SH            SOLE                 0      0       63428
SOVEREIGN BANCORP           COMMON       845905108      3831     172885   SH            SOLE                 0      0      172885
ST PAUL COS INC             COMMON       792860108      1462      39800   SH            SOLE                 0      0       39800
STATE STREET CORP           COMMON       857477103       766      17525   SH            SOLE                 0      0       17525
SYSCO CORP                  COMMON       871829107      2621      73200   SH            SOLE                 0      0       73200
TORONTO-DOMINION BANK       COMMON       891160509       396       9565   SH            SOLE                 0      0        9565
TDC A/S                     DEPOSITORY
                            RECEIPT      87236N102      1188      56600   SH            SOLE                 0      0       56600
TOYS 'R' US                 COMMON       892335100      5265     204375   SH            SOLE                 0      0      204375
TIME WARNER                 COMMON       887317105      1539      87695   SH            SOLE                 0      0       87695
TEXAS INSTRS INC            COMMON       882508104      3384     132740   SH            SOLE                 0      0      132740
UNITED PARCEL SERVICE IN    CL B         911312106      1873      25750   SH            SOLE                 0      0       25750
U S BANCORP DEL             COMMON       902973304      2647      91850   SH            SOLE                 0      0       91850
UNITED TECHNOLOGIES CORP    COMMONG      913017109      2237      22000   SH            SOLE                 0      0       22000
V F CORP                    COMMON       918204108      1443      24400   SH            SOLE                 0      0       24400
VIACOM INC                  CL B         925524308      2499      71750   SH            SOLE                 0      0       71750
WEATHERFORD INTL            COMMON       G95089101      1373      23700   SH            SOLE                 0      0       23700
WEINGARTEN RLTY INVS        SH BEN INT   948741103       440      12750   SH            SOLE                 0      0       12750
WATTS INDS INC              CL A         942749102      2296      70400   SH            SOLE                 0      0       70400
XL CAPITAL LTD              CL A         G98255105      3413      47157   SH            SOLE                 0      0       47157
EXXON MOBIL CORP            COMMON       30231G102       656      11013   SH            SOLE                 0      0       11013
   Report Totals                                     205,820  6,076,668                                                 6,076,668